Vanguard Russell 1000 Value Index Fund Investment Objectives and Goals - Institutional Prospectus [Member] - Vanguard Russell 1000 Value Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Russell 1000 Value Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Russell 1000 Value Index Fund (the “Fund”) seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks in the United States.